Share-based awards	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based awards
8.
Share-based awards
(a)
Share-based awards relating to ordinary shares of the Company

Share-based awards such as RSUs, incentive and non-statutory stock options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under equity incentive plans adopted since the inception of the Company. Currently, the 2014 Post-IPO Equity Incentive Plan (the “2014 Plan”), which was adopted in September 2014 and has a ten-year term, is in effect and governs the terms of the awards. If an award terminates, expires or lapses, or is canceled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. Starting from April 1, 2015 and on each anniversary thereof, an additional amount equal to the lesser of (A) 200,000,000 ordinary shares, and (B) such lesser number of ordinary shares as determined by the board of directors becomes available for the grant of a new award under the 2014 Plan. As of March 31, 2024, the number of shares authorized but unissued was 286,838,192 ordinary shares. Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award.

RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2024 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2023	61,288,204	155.49
Granted	33,687,624	83.93
Vested	(22,242,169)	168.18
Canceled/forfeited	(8,287,198)	131.05
Awarded and unvested as of March 31, 2024 (i)	64,446,461	116.85
Expected to vest as of March 31, 2024 (ii)	55,339,287	120.44

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.

As of March 31, 2024, there were RMB15,604 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 1.9 years.

During the years ended March 31, 2022, 2023 and 2024, the Company recognized share-based compensation expense of RMB30,313 million, RMB24,410 million and RMB17,734 million, respectively, in connection with the above RSUs.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2024 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2023	7,129,334	77.08	3.9
Granted	2,000,000	78.37	9.7
Exercised	(2,210,667)	53.33	—
Canceled/forfeited	(84,000)	26.00	—
Outstanding as of March 31, 2024	6,834,667	85.77	5.5
Vested and exercisable as of March 31, 2024 (i)	3,693,333	94.37	3.5
Vested and expected to vest as of March 31, 2024 (ii)	6,777,267	86.28	5.5

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve years from the date of grant.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

As of March 31, 2024, the aggregate intrinsic value of all outstanding options was RMB401 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB124 million and RMB382 million, respectively.

During the years ended March 31, 2022, 2023 and 2024, the weighted average grant date fair value of share options granted was US$103.72, nil and US$40.30, respectively, and the total grant date fair value of options vested during the same years was RMB306 million, RMB327 million and RMB238 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB137 million, RMB67 million and RMB382 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2022, 2023 and 2024 was RMB109 million, RMB8 million and RMB843 million, respectively.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options (Continued)

No share options were granted during the year ended March 31, 2023. The fair value of each option granted during the years ended March 31, 2022 and 2024 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2022	2024
Risk-free interest rate (i)	1.93% - 2.00%	4.50%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	3.71 - 7.14	6.50
Expected volatility (iv)	35.7%	44.8%

(i)
Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the year ended March 31, 2022, expected dividend yield is assumed to be nil as the Company had no history or expectation of paying a dividend on its ordinary shares. For the share options granted during the year ended March 31, 2024, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 28 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

As of March 31, 2024, there were RMB624 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 2.7 years.

During the years ended March 31, 2022, 2023 and 2024, the Company recognized share-based compensation expense of RMB86 million, RMB490 million and RMB240 million, respectively, in connection with the above share options.

Following the dividends as detailed in Note 28, the Company decided to pay upon vesting of certain RSUs or exercise of certain share options in an amount equivalent to the dividends to the participants. This arrangement has no impact to the classification and vesting condition of the awards.

(b)
Share-based awards relating to Ant Group

Prior to 2023, certain employees of the Company were granted share-based awards by Ant Group and Hangzhou Junhan Equity Investment Partnership (“Junhan”), a major equity holder of Ant Group. These awards tied to the valuation of Ant Group and are settled by respective grantors upon disposal of these awards by the holders, vesting or exercise of these awards, depending on the forms of these awards. In addition, Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group.

8.
Share-based awards (Continued)
(b)
Share-based awards relating to Ant Group (Continued)

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to these awards are remeasured at the fair value on each reporting date until their settlement dates. The fair value of the underlying equity is primarily determined based on the contemporaneous valuation report, external information and information obtained from Ant Group.

During the years ended March 31, 2022, 2023 and 2024, the Company recognized a net reversal of RMB11,585 million, expenses of RMB668 million and a net reversal of RMB6,691 million, respectively, in respect of the share-based awards relating to Ant Group.

Starting from April 2020, the parties agreed to settle with each other the cost associated with certain share-based awards granted to each other’s employees upon vesting. The settlement amounts under this arrangement depend on the values of Ant Group share-based awards granted to the Company’s employees and the Company’s share-based awards granted to employees of Ant Group, in which the net settlement amount is insignificant to the Company.

Share-based awards relating to ordinary shares of the Company and Ant Group are generally subject to a four-year vesting schedule as determined by the administrator of the plans, or a vesting period of up to ten years for certain management members of the Company.

(c)
Share-based compensation expense by function

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Cost of revenue	5,725	5,710	3,012
Product development expenses	11,035	13,514	7,623
Sales and marketing expenses	3,050	3,710	2,265
General and administrative expenses	4,161	7,897	5,646
	23,971	30,831	18,546